Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash on hand and in banks	$ 28,780,228	$ 20,211,875
Highly liquid investments	12,755,741	19,777,906
Cash and cash equivalents	$ 41,535,969	$ 39,989,781	$ 37,261,081	$ 60,621,631